Fair Value Measurements (Equity Investments, Equity Investments without Readily Determinable Fair Values, Narrative) (Details) $ in Thousands, ¥ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment income	[1]		$ 14,565	$ (2,051)	$ (1,908)
Sogou [Member] | Long-term Investment in Zhihu [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, amount		$ 18,900	$ 18,900
Investment income		$ 17,800
Sogou [Member] | Long-term Investment in Hainan Yun Jiang [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, amount						$ 12,700	¥ 80

[1]	The increase for 2018 compared to 2017 mainly consisted of $17.8 million in investment income recognized in the third quarter of 2018 by Sogou due to the observable change in the price of Zhihu Technology Limited ("Zhihu") after the adoption of ASU 2016-01, offset by a $3.6 million investment loss representing a change in the fair value of Hylink Digital Solution Co., Ltd ("Hylink").